As filed with the Securities and Exchange Commission on February 28, 2005
                                     Investment Company Act file number 811-8054


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)           (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2004

Item 1: Report to Stockholders

-------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                (800)221-3079

================================================================================


Dear Fellow Shareholders:


During the year ended December 31, 2004 the Fund's net asset value increased 20.9% versus an increase of 10.9% in the Standard & Poor's 500 and 18.3% in the Russell 2000. At the beginning of the year our commitment to equities was roughly 75%; while at year-end our reserves amounted to 18% and our total net assets amounted to $344,605,221.

Last year's results turned out to be considerably better than we had expected them to be when the year commenced. This result is somewhat surprising in view of the weakness in the dollar, increase in the price of oil, our large trade deficit, our unbalanced budget, rising interest rates and continued geopolitical troubles, particularly in the Middle East.

As the new year commences we are mildly hopeful that some accord will be reached in tort reform, and that the situation in Iraq and Afghanistan might show signs of improvement. Moreover, there could be some benefit to corporate earnings if the drag of pension fund expense stabilizes or even diminishes. The dollar could benefit from any accommodation with the Chinese which would result in an upward revaluation of their currency no matter how slight. We should remember that America is large and strong and thus modest changes which improve our budget deficit or our balance of trade would likely put many financial worries to rest.

Given the state of the Fund, we remain cautious and expect to continue to hold above average reserves despite the fact that this will moderate our results in a rising market.

The Fund's performance over the past year reflects the Fund's strategy of investing in stocks which we believe to be undervalued or to represent special situations. Such investments tend to have performance which more closely parallels the underlying events of the individual companies and may show little correlation to the broad markets. In our opinion, the Fund's performance over the past year was not materially impacted by any particular holding or sector but rather was reflective of the overall performance of the investments selected pursuant to the Fund's strategy.

It seems worth reiterating the strategy, which we employ in attempting to protect your capital and to enhance its growth. This approach has resulted in above average returns for many years. We believe it is logical and will result in attractive returns in the years ahead.

     1. We search for companies that are selling at prices which seem modest in relationship to the company's intrinsic value.

     2. We meet with managements, visit plants, talk to competition, consider the makeup of the Board of Directors and make a judgment as to whether we wish to be in business with the management. In other words, we try to understand the business of the companies in which we invest and the individuals who direct the company's future.

     3. We search for companies wherein something may change which will alter that company's future for the better. These can be simple matters ranging from a change in the management or management's attitude toward how they run the business, to a change in control, to a change in business opportunity, or to a change in the dynamics of a company's cash flow and its use.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

     4. If we perform our analysis correctly, the value added we bring to you is an earlier and better understanding of the companies in our portfolio than that of other investors. Then, if the companies begin to improve, their earnings should increase and they should be valued at a higher price earnings multiple.

     5. We have never worried about the profits that we did not make. We worry much more about what we might lose. We believe that stock selection is much more relevant to successful investing than total commitment to equities. In the volatile markets which have developed over the last 15 to 20 years, we have come to believe that the long-term investors' best hedge against volatility is to have cash with which to invest in companies when prices seem unduly depressed.

Your portfolio is composed of such companies. We are holding relatively large reserves since we believe that many of our holdings are selling at fair prices and we are uncertain as to the strength of the economic recovery.

With very best wishes.

Sincerely,



\s\J. Dennis Delafield                             \s\Vincent Sellecchia



J. Dennis Delafield                                Vincent Sellecchia
Chairman                                           President
Tel. (212)830-5454                                 Tel. (212) 830-5456


P.S. The net asset value per share of the Fund is  determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., Eastern
     Time) on each Fund Business Day (as fully described in the Fund prospectus). In addition to the Fund's published NASDAQ listing (symbol:
     DEFIX), you may check its net asset value by calling 1-800-221-3079 (or, 212-830-5220) to speak directly to a Fund representative during the normal business hours of 8:30 A.M. - 5:30 P.M., Eastern Time. During off business hours, you may use the same telephone numbers for a pre-recorded message. The 3-digit code number for the Delafield Fund is 819.

Our website address is:  www.delafieldfund.com.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                      CUMULATIVE TOTAL RETURN WITH INCOME*
<
                                                                                            Indices
                                                                                            -------
                                                                                      S & P         Russell
                                                                                       500           2000
                                                         Delafield Fund**            Total+         Total++
                                                         ----------------            ------         -------
Quarter ended December 31, 2004                                11.1%                   9.2%          14.1%
One year ended December 31, 2004                               20.9                   10.9           18.3

Inception, November 19, 1993 to December 31, 2004             368.7                  220.2          201.9
                    Annual Average Total Return with Income*
                                                                                      S & P         Russell
                                                                                       500           2000
                                                         Delafield Fund**            Total+         Total++
                                                         ----------------            ------         -------
Three years ended December 31, 2004                            16.2%                   3.6%        11.5%
Five years ended December 31, 2004                             18.7                   (2.3)         6.6
Ten years ended December 31, 2004                              15.9                   12.1         11.6
Inception, November 19, 1993 to December 31, 2004              14.9                   11.1         10.5
                                    Asset Mix

                                   12/31/03        03/31/04         06/30/04      09/30/04       12/31/04
                                   --------        --------         --------      --------       --------
Equities                             75.2%           80.4%           83.9%          85.6%          81.9%
Corporate Bonds                       0.0             0.0             0.0            0.0            0.0
Cash Equivalents                     24.8            19.6            16.1           14.4           18.1
                                   --------        --------         --------      --------       --------
                                      100%            100%            100%           100%           100%

                              TEN LARGEST HOLDINGS
                                                                                           % of Net
Company                                                                                     Assets
-------                                                                                     ------
Foot Locker, Inc.                                                                             3.7
Thermo Electron Corporation                                                                   3.3
ESCO Technologies Inc.                                                                        2.8
Navistar International Corporation                                                            2.7
Furniture Brands International, Inc.                                                          2.7
Cytec Industries Inc.                                                                         2.7
AMETEK, Inc.                                                                                  2.6
International Rectifier Corp.                                                                 2.6
ProQuest Company                                                                              2.6
Reynolds and Reynolds Company                                                                 2.5
                                                                                             -----
                                                                                             28.2%

* The performance data quoted above represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

**   Delafield Fund , Inc. performance is net of expenses.

+ The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies.

++ The Russell 2000 Index is an unmanaged, market-weighted index, with dividends reinvested, of 2,000 small companies, formed by taking the largest 3,000 small companies and eliminating the largest 1,000 of those companies.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------

                                          Beginning Account     Ending Account Value
                                           Value 07/01/04             12/31/04        Expenses Paid During the Period*
-----------------------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00               $1,110.20                      $7.00
-----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% Return before
expenses)                                    $1,000.00               $1,018.55                      $6.70
-----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 1.32%, multiplied by the average account value over the period (July 1, 2004 through December 31, 2004), multiplied by 184/366 (to reflect the six month period).

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
PERFORMANCE COMPARISON CHART
================================================================================

The value of a $10,000 investment in the Delafield Fund from January 1, 1995 to December 31, 2004, as compared to the Standard & Poor's 500 Index.
















--------------------------------------------------------------------------------
                                        Average Annual Total Return
--------------------------------------------------------------------------------
                              One Year         Five-Years          Ten-Years
--------------------------------------------------------------------------------
  Delafield Fund, Inc.         20.85%            18.74%              15.86%
  S&P 500 Total                10.88%            -2.30%              12.10%
--------------------------------------------------------------------------------

The above graph & table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

           Past performance is not predictive of future performance.


--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2004
================================================================================

                                                                                                      Value
Common Stocks (81.90%)                                                         Shares                (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

Building (0.05%)
Walter Industries, Inc.                                                         5,000           $       168,650
                                                                                                ---------------
Chemicals (12.00%)
Ashland Inc.                                                                  120,000                 7,005,600
Cytec Industries Inc.                                                         180,000                 9,255,600
Eastman Chemical Company                                                       10,000                   577,300
Engelhard Corporation                                                         230,000                 7,054,100
H.B. Fuller Company                                                           125,000                 3,563,750
Hercules Incorporated*                                                        475,000                 7,053,750
(The) Lubrizol Corporation                                                    153,500                 5,658,010
Lydall, Inc.*                                                                 100,000                 1,186,000
                                                                                                ---------------
                                                                                                     41,354,110
                                                                                                ---------------
Computer & Computer Services (2.11%)
BearingPoint Inc.*                                                            400,000                 3,212,000
Unisys Corporation*                                                           400,000                 4,072,000
                                                                                                ---------------
                                                                                                      7,284,000
                                                                                                ---------------

Consumer Products & Services (13.77%)
ElkCorp                                                                       225,000                 7,699,500
Furniture Brands International, Inc.                                          370,000                 9,268,500
Maytag Corp.                                                                  335,000                 7,068,500
Newell Rubbermaid Inc.                                                        325,000                 7,861,750
ProQuest Company*                                                             300,000                 8,910,000
(The) Reader's Digest Association, Inc.                                       125,000                 1,738,750
(The) Stanley Works                                                           100,000                 4,899,000
                                                                                                ---------------
                                                                                                     47,446,000
                                                                                                ---------------
Energy (2.75%)
Devon Energy Corporation                                                       20,000                   778,400
Forest Oil Corporation*                                                       125,000                 3,965,000
Pioneer Natural Resources Company                                             135,000                 4,738,500
                                                                                                ---------------
                                                                                                      9,481,900
                                                                                                ---------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

Financial Products & Services (3.36%)
Harland (John H.) Company                                                     150,000           $     5,415,000
R.R. Donnelley & Sons Co.                                                     175,000                 6,175,750
                                                                                                ---------------
                                                                                                     11,590,750
                                                                                                ---------------
Industrial Products (17.50%)
AMETEK, Inc.                                                                  250,000                 8,917,500
AO Smith Corp.                                                                125,000                 3,742,500
Crane Co.                                                                     150,000                 4,326,000
Federal Signal Corporation                                                    150,000                 2,649,000
Flowserve Corporation*                                                        150,000                 4,131,000
Honeywell International Inc.                                                  223,000                 7,896,430
Kennametal Inc.                                                               125,000                 6,221,250
Navistar International Corporation*                                           215,000                 9,455,700
SPX Corp.                                                                     150,000                 6,009,000
UNOVA, Inc.*                                                                  275,000                 6,954,750
                                                                                                ---------------
                                                                                                     60,303,130
                                                                                                ---------------
Instrumentation (3.51%)
Mettler-Toledo International Inc.*                                             15,000                   769,650
Thermo Electron Corporation*                                                  375,000                11,321,250
                                                                                                ---------------
                                                                                                     12,090,900
                                                                                                ---------------
Metal Fabricating (4.39%)
Aleris International, Inc.*                                                   300,000                 5,076,000
GrafTech International Ltd.*                                                  375,000                 3,547,500
Harsco Corporation                                                            100,000                 5,574,000
Material Sciences Corporation*                                                 51,000                   917,490
                                                                                                ---------------
                                                                                                     15,114,990
                                                                                                ---------------
Real Estate (1.68%)
Kimco Realty Corporation                                                      100,000                 5,799,000
                                                                                                ---------------

Retail (5.68%)
Foot Locker, Inc.                                                             475,000                12,791,750
Jones Apparel Group Inc.                                                      185,000                 6,765,450
                                                                                                ---------------
                                                                                                     19,557,200
                                                                                                ---------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2004
================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                      Shares                (Note 1)
-----------------------------------------------------------------------------------------------------------------------------------

Technology (8.75%)
ESCO Technologies Inc.*                                                       125,000           $     9,581,250
Imation Corp.                                                                 190,000                 6,047,700
International Rectifier Corp.*                                                200,000                 8,914,000
Symbol Technologies Inc.                                                      325,000                 5,622,500
                                                                                                ---------------
                                                                                                     30,165,450
                                                                                                ---------------

Miscellaneous (6.35%)
Acuity Brands Inc.                                                            175,000                 5,565,000
Reynolds & Reynolds Company                                                   325,000                 8,615,750
Sonoco Products                                                               100,000                 2,965,000
Steris Corp.*                                                                 200,000                 4,744,000
                                                                                                ---------------
                                                                                                     21,889,750
Total Common Stocks (cost $207,172,587)                                                         $   282,245,830
                                                                                                ---------------

Short-Term Investment (17.87%)                                                 Face                    Value
Repurchase Agreement (17.87%)                                                 Amount                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities Inc., purchased on
12/31/04, 1.50%, due 01/03/05, repurchase proceeds
$61,582,697 (Collateralized by $63,255,000, FHLB,
3.250%, to 6.501%, due 02/15/05 to 09/16/13, value
$25,591,249; FNMA, 1.500% to 7.250%, due 02/15/05
to 03/15/31, value $35,133,566; RFIN, 0.000%, due
01/15/15 to 01/15/21, value $2,086,150)                                   $61,575,000                61,575,000
                                                                                                ---------------
Total Short-Term Investment (cost $61,575,000)                                                  $    61,575,000
                                                                                                ---------------
Total Investments (99.77%) (cost $268,747,587+)                                                     343,820,830
Cash and other assets, net of liabilities (0.23%)                                                       784,391
                                                                                                ---------------
Net Assets (100.00%), 13,670,433 shares outstanding                                             $   344,605,221
                                                                                                ===============
Net Asset Value, offering price per share**:                                                    $         25.21
                                                                                                ===============


*    Non-income producing.
** Redemption price may be reduced by a redemption fee (see Note 3).
+ Aggregate cost for federal income tax purposes is $268,847,243. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $75,147,837 and $174,250, respectively, resulting in net appreciation of $74,973,587.
KEY:
     FHLB     =   Federal Home Loan Bank
     FNMA     =   Federal National Mortgage Association
     RFIN     =   Resolution Funding Corporation Strip Interest

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS
DECEMBER 31, 2004
================================================================================


         Industry                      Value                     % of Portfolio
--------------------------- ---------------------------- -----------------------
Building                                  168,650                      0.05%
Chemicals                              41,354,110                     12.03
Computer & Computer                     7,284,000                      2.12
Services
Consumer Products &                    47,446,000                     13.80
Services
Energy                                  9,481,900                      2.76
Financial Products &                   11,590,750                      3.37
Services
Industrial Products                    60,303,130                     17.53
Instrumentation                        12,090,900                      3.51
Metal Fabricating                      15,114,990                      4.40
Real Estate                             5,799,000                      1.69
Retail                                 19,557,200                      5.69
Technology                             30,165,450                      8.77
Miscellaneous                          21,889,750                      6.37
Short Term Investments                 61,575,000                     17.91
--------------------------- ---------------------------- -----------------------
Total                               $ 343,820,830                    100.00%
--------------------------- ---------------------------- -----------------------
















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
================================================================================

INVESTMENT INCOME

Income:

    Interest.......................................................................      $         656,039
    Dividends (Net of $1,508 foreign tax withheld).................................              2,802,328
                                                                                         -----------------
       Total income................................................................              3,458,367
                                                                                         -----------------
Expenses: (Note 2)
    Investment management fee......................................................              2,242,474
    Administration fee.............................................................                592,893
    Shareholder servicing fee......................................................                705,824
    Custodian expenses.............................................................                 16,832
    Shareholder servicing and related shareholder expenses.........................                231,854
    Legal, compliance and filing fees..............................................                175,770
    Audit and accounting...........................................................                131,827
    Directors' fees and expenses...................................................                 17,148
    Other..........................................................................                 16,290
                                                                                         -----------------
       Total expenses..............................................................              4,130,912
       Less: Expenses paid indirectly..............................................                    -0-
                 Fees waived.......................................................       (        391,500)
                                                                                         -----------------
       Net expenses................................................................              3,739,412
                                                                                         -----------------
Net investment (loss) income.......................................................       (        281,045)
                                                                                         -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................             34,822,858
Net change in unrealized appreciation (depreciation) of investments................             22,165,562
                                                                                         -----------------
         Net gain (loss) on investments............................................             56,988,420
                                                                                         -----------------
Increase (decrease) in net assets from operations..................................      $      56,707,375
                                                                                         =================


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2004
================================================================================

                                                                               2004                     2003
                                                                         --------------           --------------
INCREASE (DECREASE) IN NET ASSETS


Operations:

Net investment income (loss)........................................... $      (281,045)         $      (571,484)

Net realized gain (loss) on investments................................      34,822,858               23,537,638

Net change in unrealized appreciation (depreciation)...................      22,165,562               38,394,983
                                                                         --------------           --------------

  Increase (decrease) in net assets from operations....................      56,707,375               61,361,137

Distribution to shareholders from realized gains on investments........     (34,527,984)             (22,652,434)

Net increase (decrease) from:

   Capital share transactions (Note 3).................................      74,566,895               64,868,828
                                                                         --------------           --------------
  Total increase (decrease)............................................      96,746,286               103,577,531

Net Assets:

Beginning of year......................................................     247,858,935              144,281,404
                                                                         --------------           --------------
End of year............................................................ $   344,605,221          $   247,858,935
                                                                         ==============           ==============
Undistributed net investment income.................................... $           -0-          $           -0-
                                                                         ==============           ==============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Repurchase Agreements -

     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; and 0.70% on all net assets of the Fund over $500 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a
Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

For the year ended December 31, 2004,  the  Distributor  voluntarily  waived the
following fees: Shareholder servicing fee            $ 391,500

The Distributor has no right to recoup prior waivers.

Brokerage commissions paid during the year ended December 31, 2004 to affiliates of the Fund were as follows:

Reich & Tang Distributors, Inc.                      $ 200,287
Delafield Hambrecht                                      2,500

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended. In addition, beginning in July 2004, the Audit Committee chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose audit committee he serves. Effective January 1, 2005, Directors of the Fund not affiliated with the Manager will receive from the Fund a fee of $600 for each Board of Directors meeting attended, also each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $141,150 paid to Reich & Tang Services, Inc., an affiliate of the Manager as transfer agent for the Fund.

3. Capital Stock
At December 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized. Net assets at December 31, 2004, are comprised as follows:

Paid in capital...........................       $  269,631,634
Accumulated net realized gain (loss)......       (       99,656)
Net unrealized appreciation (depreciation)           75,073,243
                                                 --------------
    Net assets............................       $  344,605,221
                                                 ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3. Capital Stock (Continued)

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the years ended December 31, 2004 and 2003, redemption fees totaled
$41,485 and $103,086, respectively. Transactions in capital stock were as follows:

                                                        Year Ended                          Year Ended
                                                     December 31, 2004                   December 31, 2003
                                            -------------------------------       ------------------------------
                                                 Shares          Amount               Shares          Amount
                                            -------------     -------------       -------------    -------------

Sold......................................       3,429,572   $   85,054,288           3,639,406   $   80,639,069
Issued on reinvestment of dividends.......       1,258,819       31,571,182             946,460       21,995,743
Redeemed..................................      (1,716,013)     (42,058,575)         (1,800,793)     (37,765,984)
                                             -------------   --------------        ------------   --------------
Net increase (decrease)...................       2,972,378   $   74,566,895           2,785,073   $   64,868,828
                                             =============   ==============        ============   ==============
4. Liabilities

At December 31, 2004, the Fund had the following liabilities:
Fees payable to Affiliates+...............       $       24,596
Due to Custodian..........................                  764
Payable for shares redeemed...............              418,939
Accrued other payables....................              155,394
                                                 --------------
   Total liabilities......................       $      599,693
                                                 ==============


+ Includes fees payable to Reich & Tang Asset Management,  LLC,  Delafield Asset
Management,  Reich & Tang Distributors,  Inc. and Reich & Tang Services, Inc.

5. Investment  Transactions

For the year ended December 31, 2004, purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $165,415,534 and $126,529,542, respectively.

6. Tax Information

The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                      2004             2003
                                                 ---------------   -------------
Ordinary  Income..................               $ 2,265,237       $ 2,835,152
Long-term capital gain............                32,215,970        19,817,282
Return of Capital.................                    46,977             -0-
                                                 ---------------   -------------
                                                 $34,527,984       $22,652,434
                                                 ===============   =============

For the fiscal years ended December 31, 2004 and 2003, 100% and 41%, respectively, of the ordinary income distribution will be treated as qualified dividends.

The tax basis of distributable earnings at December 31, 2004 is comprised entirely of unrealized appreciation of $74,973,587, which differs from book basis unrealized appreciation by $125,670 of losses on wash sales which are deferred for tax purposes and an outstanding REIT return of capital distribution from the prior year of $26,014.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

7. Financial Highlights

                                                                           Year Ended
                                                                          December 31,
                                                 -------------------------------------------------------------
                                                   2004         2003          2002         2001         2000
                                                 ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $ 23.17      $ 18.23      $  19.70     $  15.80     $  14.07
                                                 -------      -------      --------     --------     --------
Income from investment operations:
  Net investment income (loss)                     (0.02)       (0.03)        (0.02)        0.06         0.07
Net realized and unrealized
  gains (losses) on investments.............        4.84         7.35         (1.46)        5.02         1.89
                                                 -------      -------      --------     --------     --------
Total from investment operations............        4.82         7.32         (1.48)        5.08         1.96
                                                 -------      -------      --------     --------     --------
Redemption fees received....................        --           --            0.01         --           --
                                                 -------      -------      --------     --------     --------
Less distributions:
  Dividends from net investment income......        --           --            --          (0.06)       (0.07)
  Distributions from net realized gains
    on investments..........................       (2.78)       (2.38)         --          (1.12)       (0.16)
                                                 -------      -------      --------     --------     --------
Total distributions.........................       (2.78)       (2.38)         --          (1.18)       (0.23)
                                                 -------      -------      --------     --------     --------
Net asset value, end of year................     $ 25.21      $ 23.17      $  18.23     $  19.70     $  15.80
                                                 =======      =======      ========     ========     ========
Total Return................................       20.85%       40.14%        (7.46%)      32.18%       13.98%
Ratios/Supplemental Data
Net assets, end of year (000's).............     $344,605     $247,859     $144,281     $ 200,047    $  98,715
Ratios to average net assets:
Expenses, net of fees waived (a)............        1.32%        1.32%         1.20%        1.25%        1.28%
Net investment income (loss)................       (0.10%)      (0.32%)       (0.09%)       0.33%        0.52%
Shareholder servicing fees waived...........        0.14%        0.14%         0.00%        0.00%        0.00%
Expenses paid indirectly....................        0.00%        0.00%         0.00%        0.01%        0.00%
Portfolio turnover rate.....................       54.50%       77.95%        79.31%       98.26%       99.53%

(a)  Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To The Board of Directors and Shareholders of
Delafield Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delafield Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 11, 2005



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 221-3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 221-3079 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================



                                            Directors and Officers Information
                                                    December 31, 20041
--------------------------------------------------------------------------------------------------------------------------
                        Position(s)     Term of        Principal Occupation(s)               Number of          Other
   Name, Address2,       Held with    Office and             During Past                   Portfolios in    Directorships
       and Age             Fund        Length of              5 Years                      Fund Complex        held by
                                     Time Served3                                           Overseen by       Director
                                                                                             Director
--------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
--------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,    Director      Since 1993     Professor Emeritus of Business      Director/Trustee       None
Age 73                                               Administration in the Graduate      of eleven

                                                     School of Management,
                                                     Rutgers portfolios
                                                     University with which he
                                                     has been associated since
                                                     1966.

---------------------- ------------ ---------------- ----------------------------------- ------------------ --------------
---------------------- ------------ ---------------- ----------------------------------- ------------------ --------------
Robert Straniere,       Director      Since 1993     Owner, Straniere Law Firm since     Director/Trustee     WPG Funds
Esq., Age 63                                         1980, NYS Assemblyman since 1981    of eleven              Group
                                                     and counsel at Fisher, Fisher &     portfolios
                                                     Berger since 1995.
---------------------- ------------ ---------------- ----------------------------------- ------------------ --------------
---------------------- ------------ ---------------- ----------------------------------- ------------------ --------------
Dr. Yung Wong,          Director      Since 1993     Managing Director of Abacus         Director/Trustee       None
Age 66                                               Associates, an investment firm,     of eleven
                                                     since 1996.                         portfolios
---------------------- ------------ ---------------- ----------------------------------- ------------------ --------------


1 The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

--------------------------------------------------------------------------------



================================================================================




                                            Directors and Officers Information
                                              December 31, 20041 (continued)
--------------------------------------------------------------------------------------------------------------------------
                       Position(s)     Term of     Principal Occupation(s)               Number of         Other
  Name, Address2,      Held with    Office and          During Past                    Portfolios in    Directorships
      and Age             Fund       Length of            5 Years                      Fund Complex      held by
                                   Time Served3                                         Overseen by       Director
                                                                                          Director
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
J. Dennis            Chairman      Since 1993   Managing Director of Reich & Tang Asset   No other               None
Delafield,           and                        Management, LLC ("RTAM, LLC"), a          portfolios
Age 68               Director4                  registered Investment Adviser.
                                                Associated with RTAM, LLC since
                                                1991.
---------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,      Principal     Since 1994   Manager and President of Reich & Tang         N/A                 N/A
Age 51               Executive                  Asset Management, LLC ("RTAM, LLC"), a
                     Officer                    registered Investment Adviser and
                                                President of the Mutual Funds Division
                                                of RTAM LLC.  Associated with RTAM, LLC
                                                since 1994.  Mr. Duff is also President
                                                and Director/Trustee of nine funds in
                                                the Reich & Tang Fund Complex, Director
                                                of Pax World Money Market Fund, Inc.
                                                and President and Chief Executive
                                                Officer of Tax Exempt Proceeds Fund,
                                                Inc.  Mr. Duff also serves as a
                                                Director of Reich & Tang Services, Inc.
                                                and Reich & Tang Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,     Vice          Since 1987   Senior Vice President of RTAM, LLC.           N/A                 N/A
Age 53               President                  Associated with RTAM, LLC since 1977.
                                                Ms. Flewharty is also Vice President of
                                                eleven other funds in the Reich & Tang
                                                Fund Complex. Ms. Flewharty also
                                                serves as Senior Vice President of
                                                Reich & Tang Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer
     agent  at   1-800-221-3079.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 J. Dennis Delafield is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment adviser.

--------------------------------------------------------------------------------
DELAFIELD FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================


                                           Directors and Officers Information
                                              December 31, 20041 (continued)
--------------------------------------------------------------------------------------------------------------------------
                     Position(s)    Term of       Principal Occupation(s)                        Number of       Other
 Name, Address2,     Held with    Office and           During Past                            Portfolios in  Directorships
     and Age            Fund       Length of             5 Years                               Fund Complex     held by
                                 Time Served3                                                  Overseen by     Director
                                                                                                Director
--------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
--------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,   Chief         Since 1998   Senior Vice President of RTAM, LLC.                 N/A            N/A
Age 40             Compliance                 Associated with RTAM, LLC since 1986.  Ms.
                   Officer,                   Holtzer is also Chief Compliance Officer,
                   Secretary                  Secretary and Assistant Treasurer of eleven
                   and                        other funds in the Reich & Tang Fund
                   Assistant                  Complex.  Ms. Holtzer also serves as Senior
                   Treasurer                  Vice President, Assistant Secretary and
                                              Compliance Officer of Reich & Tang
                                              Distributors and Senior Vice President,
                                              Assistant Secretary and Chief Compliance
                                              Officer of Reich & Tang Services, Inc.
---------------------------------------------------------------------------------------------------------------------------
Cleo Kotis,        Vice          Since 2001   Account Administrator of the Delafield              N/A            N/A
Age 29             President                  Asset Management Division of RTAM, LLC.
                                              Associated with RTAM, LLC since
1993.
---------------------------------------------------------------------------------------------------------------------------
Anthony Pace,      Treasurer     Since 2004   Vice President of RTAM, LLC since September         N/A            N/A
Age 39             and                        2004.  Mr. Pace was a Director of a Client
                   Assistant                  Service Group at GlobeOp Financial
                   Secretary                  Services, Inc. from May 2002 to August 2004
                                              and Controller/Director of Mutual Fund
                                              Administration for Smith Barney Funds
                                              Management LLC and Solomon Brothers Asset
                                              Management Inc. from 1998 to May 2002. Mr.
                                              Pace is also Treasurer and Assistant
                                              Secretary of eleven other funds in
                                              the Reich & Tang Fund Complex.
---------------------------------------------------------------------------------------------------------------------------
Vincent            President     Since 1993   Managing Director of RTAM, LLC.  Associated         N/A            N/A
Sellecchia,                                   with RTAM, LLC since 1991.
Age 52
---------------------------------------------------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 1-800-221-3079.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


--------------------------------------------------------------------------------

-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Delafield Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020

Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020



(GRAPHIC OMITTED)


DEL1204A

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.


Item 4:    Principal Accountant Fees and Services


                                FYE 12/31/2004                 FYE 12/31/2003

4(a)     Audit Fees             $22,700                        $21,600
4(b)     Audit Related Fees     $     0                        $     0
4(c)     Tax Fees               $  4,200                       $ 4,000
4(d)     All Other Fees         $      0                       $     0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.


4(e)(2) None


4(f) Not applicable.


4(g) $4,200 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2004. $4,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003.


4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.


Item 5:    Audit Committee of Listed Registrants


Not applicable.


Item 6:    Schedule of Investments


Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.


Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies


Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers


Not applicable.


Item 9:    Submission of Matters to a Vote of Security Holders


There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.


Item 10:   Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 11:   Exhibits


(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Delafield Fund, Inc.


By (Signature and Title)*/s/Rosanne Holtzer
                            Rosanne Holtzer, Secretary


Date: February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Steven W. Duff
                         Steven W. Duff, Principal Executive Officer


Date: February 28, 2005


By (Signature and Title)*/s/Anthony Pace
                         Anthony Pace, Treasurer


Date: February 28, 2005


* Print the name and title of each signing officer under his or her signature.